OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

16.	OTHER RECEIVABLES

(in thousands of $)	2017	2016
Claims receivable	5,857	10,732
Agent receivables	3,518	3,825
Other receivables	7,919	4,859
	17,294	19,416

Claims receivable are primarily attributable to insurance claims.

Other receivables are presented net of allowances for doubtful accounts amounting to nil as of December 31, 2017 (2016:nil).